Note 14 - Employee Benefits - Activities Under All Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average exercise price (in dollars per share)	$ 11.21
Unvested options (in shares)	0
Options Exercised (in shares)			(15,000)
Shares available for grant (in shares)	365,742
Granted (in shares)	0	0	0
Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	21,484
Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	34,229
The 2009 Plan [Member]
Shares available for grant (in shares)	0	0	0
Weighted average exercise price (in dollars per share)		$ 11.21	$ 11.21	$ 9.25
Unvested options (in shares)	0	0	11,410	22,820
Unvested options, weighted average grant date fair value (in dollars per share)			$ 4.04	$ 4.04
Vested (in shares)	0	0	0
Vested (in shares)	0	11,410	11,410
Unvested options vested (in shares)	0	(11,410)	(11,410)
Shares available for grant (in shares)	0	0	0
The 2009 Plan [Member] | Granted January 31, 2017 [Member]
Granted (Year)			3 years
The 2009 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	3,102	7,340	14,881
Vested (in shares)	(3,102)	(4,238)	(7,541)
Unvested restricted shares outstanding (in shares)	0	3,102	7,340
Vested (in shares)	(3,102)	(4,238)	(7,541)
The 2009 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	34,229	34,229	49,229
Vested (in shares)	0	0	0
Unvested options vested (in shares)	0	0	0
Options outstanding (in shares)	34,229	34,229	34,229
The 2017 Plan [Member]
Shares available for grant (in shares)	388,971	404,456	415,292
Unvested options (in shares)	0	0	0	0
Shares available for grant (in shares)	365,742	388,971	404,456
Options outstanding (in shares)	0
The 2017 Plan [Member] | Granted January 23, 2018 [Member]
Granted (in shares)			(10,044)
Granted (Year)		3 years
The 2017 Plan [Member] | Granted April 24, 2018 [Member]
Granted (in shares)			(792)
Granted (Year)		1 year
The 2017 Plan [Member] | Granted May 5, 2017 [Member]
Granted (Year)			1 year
The 2017 Plan [Member] | Granted January 22, 2019 [Member]
Granted (in shares)		(12,971)
Granted (Year)	3 years
The 2017 Plan [Member] | Granted April 23, 2019 [Member]
Granted (in shares)		(2,514)
Granted (Year)	2 years
The 2017 Plan [Member] | Granted January 28, 2020 [Member]
Granted (in shares)	(10,650)
The 2017 Plan [Member] | Granted April 23, 2020 [Member]
Granted (in shares)	(9,000)
The 2017 Plan [Member] | Granted April 28, 2020 [Member]
Granted (in shares)	(3,579)
Granted (Year)	1 year
The 2017 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	14,787	7,224	2,280
Vested (in shares)	(8,789)	(2,760)	(2,280)
Unvested restricted shares outstanding (in shares)	21,484	14,787	7,224
Vested (in shares)	(8,789)	(2,760)	(2,280)
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 23, 2018 [Member]
Granted (in shares)			6,696
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 24, 2018 [Member]
Granted (in shares)			528
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 22, 2019 [Member]
Granted (in shares)		8,647
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 23, 2019 [Member]
Granted (in shares)		1,676
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 28, 2020 [Member]
Granted (in shares)	7,100
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 23, 2020 [Member]
Granted (in shares)	6,000
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 28, 2020 [Member]
Granted (in shares)	2,386
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Options outstanding (in shares)	0	0	0
Options outstanding (in shares)	0	0	0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 23, 2018 [Member]
Granted (in shares)			0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 24, 2018 [Member]
Granted (in shares)			0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 22, 2019 [Member]
Granted (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 23, 2019 [Member]
Granted (in shares)		0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted January 28, 2020 [Member]
Granted (in shares)	0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 23, 2020 [Member]
Granted (in shares)	0
The 2017 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Granted April 28, 2020 [Member]
Granted (in shares)	0